Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Plan Information for Past Two Years
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2023	2022	2023	2022
Defined benefit obligation	7,513	7,082	880	928
Fair value of plan assets	8,559	8,261	138	147
Surplus (deficit) and net defined benefit asset (liability)	1,046	1,179	(742)	(781)
Surplus (deficit) is comprised of:
Funded or partially funded plans	1,209	1,267	81	51
Unfunded plans	(163)	(88)	(823)	(832)
Surplus (deficit) and net defined benefit asset (liability)	1,046	1,179	(742)	(781)

Summary of Pension and Other Employee Future Benefit Expenses

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2023	2022	2023	2022
Annual benefits expense
Current service cost	163	237	6	8
Net interest (income) expense on net defined benefit (asset) liability	(64)	(27)	42	35
Impact of plan amendments	(1)	(2)	(51)	–
Gain on settlement	–	(1)	–	–
Administrative expenses	10	4	–	–
Remeasurement of other long-term benefits	–	–	9	(18)
Benefits expense	108	211	6	25
Government pension plans expense (1)	361	252	–	–
Defined contribution expense	271	176	–	–
Total annual pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	740	639	6	25

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans		Other employee future benefit plans
	2023	2022	2023		2022
Defined Benefit Expenses
Discount rate at beginning of year (1)(2)	5.5%	3.2%	5.5%		3.3%
Rate of compensation increase	2.3%	2.2%	na		na
Assumed overall health care cost trend rate	na	na	4.7%	(4)	4.8%	(4)

Defined Benefit Obligation
Discount rate at end of year	5.8%	5.5%	5.7%		5.5%
Rate of compensation increase	2.1%	2.3%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(3)	4.7%	(4)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 5.4% and 3.7% for 2023 and 2022, respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.5% and 3.6% for 2023 and 2022, respectively.
(3)	Trending to 4.03% in 2040 and remaining at that level thereafter.
(4)	Trending to 4.00% in 2041 and remaining at that level thereafter.
na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2023	2022	2023	2022
Life expectancy for those currently age 65
Males	23.9	23.9	21.9	21.8
Females	24.3	24.2	23.3	23.2

Life expectancy at age 65 for those currently age 45
Males	24.8	24.8	23.1	23.0
Females	25.2	25.1	24.5	24.4

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2023	2022	2023	2022
Defined benefit obligation
Defined benefit obligation at beginning of year	7,082	9,716	928	1,220
Acquisition of defined benefit obligation (1)	563	–	28	–
Divestiture of defined benefit obligation (2)	–	(532)	–	–
Current service cost	163	237	6	8
Interest cost	393	290	50	39
Impact of plan amendments	(1)	(2)	(51)	–
(Gain) on settlements	–	(1)	–	–
Benefits paid	(449)	(578)	(58)	(49)
Employee contributions	20	18	6	6
Actuarial (gains) losses due to:
Changes in demographic assumptions	–	–	(2)	(60)
Changes in financial assumptions	(349)	(2,386)	(19)	(244)
Plan member experience	46	207	(10)	(9)
Foreign exchange and other	45	113	2	17
Defined benefit obligation at end of year	7,513	7,082	880	928
Wholly or partially funded defined benefit obligation	7,350	6,994	57	96
Unfunded defined benefit obligation	163	88	823	832
Total defined benefit obligation	7,513	7,082	880	928
Fair value of plan assets
Fair value of plan assets at beginning of year	8,261	10,525	147	166
Acquisition of plan assets (1)	487	–	–	–
Divestiture of plan assets (2)	–	(647)	–	–
Interest income	457	317	8	4
Return on plan assets (excluding interest income)	(300)	(1,524)	(12)	(37)
Employer contributions	50	58	45	40
Employee contributions	20	18	6	6
Benefits paid	(449)	(578)	(58)	(49)
Administrative expenses	(10)	(4)	–	–
Foreign exchange and other	43	96	2	17
Fair value of plan assets at end of year	8,559	8,261	138	147
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,046	1,179	(742)	(781)
Recorded in:
Other assets	1,225	1,267	81	51
Other liabilities	(179)	(88)	(823)	(832)
Surplus (Deficit) and net defined benefit asset (liability) at end of year	1,046	1,179	(742)	(781)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial (losses) on plan assets	(300)	(1,524)	(12)	(37)
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	–	–	14	56
Changes in financial assumptions	349	2,386	17	228
Plan member experience	(46)	(207)	9	10
Foreign exchange and other	(8)	(14)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	(5)	641	28	257

(1)	Relates to the defined benefit plan included in our acquisition of Bank of the West in fiscal 2023. Refer to Note 10 for further information.
(2)	Relates to the defined benefit plan included in the sale of our EMEA Asset Management business in fiscal 2022. Refer to Note 10 for further information.

Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The asset allocation ranges, weighted-average actual asset allocations and fair values of plan assets held by our primary plans as at October 31, 2023 and 2022 are as follows:

(Canadian $ in millions)	2023					2022
	Target range	% of total	Quoted	Unquoted	Total	Target range	% of total	Quoted	Unquoted	Total
Equities	15-40%	20%	925	663	1,588	20-40%	24%	1,187	704	1,891
Fixed income investments	40-60%	49%	168	3,855	4,023	40-55%	45%	110	3,378	3,488
Alternative strategies	10-40%	31%	–	2,537	2,537	15-40%	31%	–	2,454	2,454
		100%	1,093	7,055	8,148		100%	1,297	6,536	7,833

Summary of Changes in Number of Key Assumption

(Canadian $ in millions, except as noted)	Defined benefit obligation
	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	5.8	5.7
Impact of: 1% increase ($)	(659)	(65)
1% decrease ($)	807	77
Rate of compensation increase (%)	2.1	na
Impact of: 0.25% increase ($)	29	na
0.25% decrease ($)	(28)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	114	16
1 year longer life expectancy ($)	(117)	(16)
Assumed overall health care cost trend rate (%)	na	4.8 (1)
Impact of: 1% increase ($)	na	33
1% decrease ($)	na	(30)
(1)	Trending to 4.03% in 2040 and remaining at that level thereafter.
na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit
obligation
for our primary plans is as follows:

(Years)	2023	2022
Canadian pension plans	12.1	12.1
U.S. pension plans	7.2	7.5
Canadian other employee future benefit plans	11.2	12.5

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2023	2022	2023	2022
Net contributions to defined benefit plans	7	24	–	–
Contributions to defined contribution plans	271	176	–	–
Benefits paid directly to pensioners	43	34	45	40
	321	234	45	40
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2024 is approximately $57 million for our defined benefit pension plans and $49 million for our other employee future benefit plans. Benefit payments from our defined benefit and other employee future benefit plans to retirees for the year ending October 31, 2024 are estimated to be $
589 million.